AUDITED CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Securities loaned	$ 25.2	$ 67.4
Collateral for securities loaned	25.7	68.8
Real estate properties at cost	13,048.5	12,687.8
Real estate joint ventures and funds at cost	6,244.4	5,207.8
Real estate related marketable securities at cost	686.0	1,274.7
Other marketable securities at cost	4,144.7	4,088.9
Loans receivable at cost	1,504.5	910.6
Loans receivable from related parties at cost	69.3	0.0
Cost of total investments	25,697.4	24,169.8
Principal outstanding on loans payable	$ 2,338.0	$ 2,688.1